Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.faegredrinker.com

November 5, 2021

VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Trust for Credit Unions (the “Trust”)
Securities Act Registration No. 033-18781
Investment Company Act Registration No. 811-05407

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Trust, on behalf of its Enhanced Income Intermediate Duration Credit Portfolio and Enhanced Income Credit Plus Equity Portfolio (the “Portfolios”), hereby certifies that:

(a) the forms of (i) the Trust’s Prospectus for the Portfolios; and (ii) the Trust’s Statement of Additional Information for the Portfolios, that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act, do not differ from those contained in Post-Effective Amendment No. 64 to the Trust’s Registration Statement on Form N-1A, which was filed on October 28, 2021, and

(b)  the text of Post-Effective Amendment No. 64 was filed with the Commission via EDGAR on October 28, 2021 (Accession No. 0000894189-21-007604) with an effective date of November 1, 2021.

Questions and comments concerning this letter can be directed to the undersigned at (215) 988-3328.

Very Truly Yours,

 /s/ Andrew E. Seaberg
Andrew E. Seaberg

cc:	Jay Johnson, Callahan Financial Services, Inc. Michael P. Malloy